Debt and Capital - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and capital [line items]
Current restricted cash and cash equivalents	$ 0	$ 12
Undrawn borrowing facilities	7,790	10,239
Cash and cash equivalents	$ 1,740	6,201	$ 3,025	$ 3,604
Description of changes in LIBOR rate	A reasonably possible change in the Secured Overnight Financing Rate (SOFR) (+2.0%/-2.0% (2022: USD London Interbank Offered Rate (USD LIBOR) +1.5%/-1.5%)), with all variables held constant, would not have a material impact on the Group’s equity or the income statement in the current period.
Other financial assets	$ 329	797
Interest rate swap contract [member] | Cash flow hedges [member]
Debt and capital [line items]
Nominal amount of financial instrument interest rate swaps used to hedge credit risk	600
Interest rate benchmark rates not exposed to cash flow hedge [member] | Currency swap contract [member]
Debt and capital [line items]
Derivative financial liabilities	0	5
Interest rate risk [member] | Interest rate benchmark rates not exposed to cash flow hedge [member]
Debt and capital [line items]
Cash and cash equivalents	1,605	6,143
Interest bearing liabilities excluding transaction costs	0	83
Other financial assets	$ 0	$ 167